Commitments and Contingencies (Narrative) (Details)	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended													12 Months Ended		12 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Aug. 31, 2010 USD ($)	Jul. 31, 2010 KRW	Apr. 30, 2004 KRW	Dec. 31, 2008	Dec. 31, 2007 KRW	Jun. 30, 2007 KRW	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2007 KRW	Oct. 17, 2009 KRW	Dec. 17, 2008 KRW	Jul. 31, 2008 KRW	Jun. 30, 2008 KRW	May 31, 2008 KRW	Apr. 30, 2008 KRW	Mar. 31, 2008 KRW	Jan. 30, 2007 KRW	Aug. 31, 2006 KRW	Dec. 31, 2010 KIKO Products [Member]	May 04, 2010 KIKO Products [Member] KRW	Dec. 31, 2010 Five Lawsuits [Member] KRW	Jun. 30, 2010 Three Lawsuits [Member] KRW	Jul. 31, 2009 Seoul Central District Court [Member] KRW	Dec. 31, 2008 Seoul Central District Court [Member]	Dec. 31, 2010 Seoul Central District Court [Member] KRW	Jul. 31, 2010 Seoul High Court [Member] KRW	Jul. 31, 2009 Seoul High Court [Member] KRW	Dec. 31, 2010 Seoul High Court [Member] KRW
Lawsuits filed							125
Aggregate claims for lawsuits filed							763,919,000,000
Lawsuits faced							274
Aggregate damages for lawsuits faced							1,428,504,000,000
Accrued liabilities related to litigation or regulatory matters							6,936,000,000
Lawsuit for excessive fees relating to the lottery operations																			321,000,000,000
Fee rate for fees payable to Korea Lottery Service Inc			9.523%
Revised fee rate for fees payable to Korea Lottery Service Inc			3.144%
Demand for the payment of unpaid fees			20,000,000,000
Post court judgment reduced the amount of damage claim															4,500,000,000
Unpaid fees arising from the difference between the fees payable by the Company under the previous rate and the revised rate																		446,000,000,000
Favorable court ruling with reduced damage													123,000,000,000
Lawsuit with the Seoul Central District Court seeking payment of unpaid fees														134,000,000,000
Alleged price - fixing practices, export bills of exchange																	257,000,000
Alleged price-fixing practices administrative fines																	439,000,000
Alleged price-fixing practices, direct deposit fees administrative fines																537,000,000
Tax deficiencies					292,000,000,000	190,000,000,000
Tax paid due to tax deficiencies										482,000,000,000
Number of companies filing lawsuits																				6
Number of dismissed lawsuits																				3
KIKO products lawsuits claim																					12,000,000,000
Lawsuits against sales of offshore funds and currency future contracts damage claim				11
Offshore funds and currency future contracts damage claim lawsuits dismissed				4																					1
Offshore funds and currency future contracts damage claim lawsuits pending								5
Plaintiffs claimed damages																						557,000,000	5,581,000,000	154,000,000		199,000,000	44,000,000	221,000,000	0
Pre-delivery installments paid by the purchasers	46,600,000
National Housing Fund		120,000,000,000
Total rental expenses							228,714,000,000	183,716,000,000	173,297,000,000
Advance payment refund guarantees							2,089,411,000,000	2,678,712,000,000
Bond market stabilization fund commitment												1,043,826,000,000
Total bond market stabilization fund contribution							521,913,000,000
UAMCO contribution commitment											175,000,000,000
Total UAMCO contribution							89,950,000,000
Carrying amount of the liabilities related to financial and performance guarantees							11,109,000,000	19,433,000,000
SPE liquidity contribution							1,111,000,000,000	1,575,000,000,000
Total carrying amount of liabilities							8,166,000,000	10,375,000,000